Non-cash stock-based compensation - Additional Information (Detail) $ in Millions				1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 01, 2022 ExecutiveOfficers	Mar. 03, 2022 shares	Jul. 31, 2021 shares	Mar. 31, 2022 shares ExecutiveOfficers	Jun. 30, 2022	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield						0.00%
Vesting period, years						4 years
Stock option expire, years						10 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award number of options granted during the period | shares		709,204
Share Based Arrangement Purchase price of common Stock Expressed as a Percentage of its Fair Value						100.00%
Share based compensation by share based award number of options granted that will not be considered for share based compensation expense until approval is given | shares		629,165
Stock options [member] | Bottom of range [member] | Executive Officer [Member] | Performance Criteria [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		1 year
Stock options [member] | Bottom of range [member] | Other Than Executive [Member] | No Performance Criteria [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		1 year
Stock options [member] | Top of range [member] | Other Than Executive [Member] | No Performance Criteria [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		4 years
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						6 years
Stock option expire, years						10 years
Expected dividend yield type description						U.S. Treasury zero-coupon yield
Stock options [member] | Executive Officers [Member] | Top of range [member] | Performance Criteria [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		4 years
Performance Stock Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description						The performance stock units will vest if Calyxt’s stock remains above three specified price levels for thirty calendar days over the three-year performance period.
Performance Stock Unit [Member] | Chief Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock units forfeited | shares								166,667
Performance Stock Unit [Member] | President and Chief Executive Officer [Member] | Inducement Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares			600,000
Performance Stock Unit [Member] | Executive Officer [Member] | Inducement Plan [Member] | 2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period					5 years
Number of executive officers to whom the awards were granted | ExecutiveOfficers				4
Number of executive officers whose equity instruments were forfeited | ExecutiveOfficers	2
Performance Stock Unit [Member] | Employees Including Chief Executive Officer [Member] | Inducement Plan [Member] | 2017 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares				530,000
Period over which the price levels must attain the specified thresholds for the units to be vested				3 years
Performance Stock Unit [Member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares						311,667
Share based payment expense | $						$ 0.3
Gain on forfeiture of shares | $							$ 0.3
Performance Stock Unit [Member] | Calyxt Inc. [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout						0.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout						120.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Performance Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period						3 years
Performance Stock Unit [Member] | Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period						2 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $						$ 1.8	1.6
Share based compensation by share based award number of options granted during the period						147,280		1,031,235
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $						$ 0.9	0.4
Share based compensation by share based award number of options granted during the period						1,609,000		774,959
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $						$ 2.5	3.0
Vesting description						The free shares granted in 2018 and until 2021 are subject to at least one-year vesting and additional one-year vesting period for French residents and two-years vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a 3-year period.
S A free shares [member] | 2021 Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		3 years
Share based arrangement number of other equity instruments granted | shares		274,551
Share based compensation by share based award number of equity instruments other than options granted that will not be considered for share based compensation expense until approval is given | shares		234,551
S A free shares [member] | Executive Officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
S A free shares [member] | Bottom of range [member] | Executive Officer [Member] | Performance Criteria [Member] | 2021 Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
S A free shares [member] | Bottom of range [member] | All Employees [Member] | No Performance Criteria [Member] | 2021 Thereafter
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						3 years
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						4 years
S A free shares [member] | French Resident Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years						2 years
RSU Calyxt 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based payment expense | $						$ 0.7
Gain on forfeiture of shares | $							0.6
RSU Calyxt 2017 [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting description						Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Non Employee Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense | $						$ 0.0	$ 0.0
Share based compensation by share based award number of options granted during the period						0		0